CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2014	Jun. 30, 2013
CONSOLIDATED BALANCE SHEETS [Abstract]
Preferred stock, par value	$ 1.00	$ 1.00
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 1.00	$ 1.00
Common stock, shares authorized	750,000,000	750,000,000
Common stock, shares issued	158,741,461	158,741,461
Common stock, shares outstanding	128,796,228	130,366,911
Treasury stock, shares	29,945,233	28,374,550